Warrant Liabilities (Details)	Dec. 31, 2025 shares
Redeemable Convertible Preferred Stock Warrants [Member]
Convertible preferred stock, shares issued upon conversion	614,799
Purchase of common stock	558,559
PIPE Warrants [Member]
Class of Warrant Or Right, VolumeWeighted Average Price, Period	45 days